Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Major Related Party and Relationship

The table below sets forth the major related party and the relationship with the Group as of September 30, 2019:

Company Name	Relationship with the Group
MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) translational medicine Co., Ltd)	Significant influence held by Samantha Du's immediate family